Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
NOTE 15: LEASES

Chartered-in and office space:
As of December 31, 2012 the Company's future minimum commitments, net of commissions under lease obligations for chartered-in vessels, barges, pushboats and office space were as follows:

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2013	$97,634	$9,025	$2,598
2014	65,223	26,463	2,504
2015	49,387	26,463	2,436
2016	46,575	26,535	2,294
2017	40,380	26,463	2,271
2018 and thereafter	125,910	116,920	2,615
Total	$425,109	$231,869	$14,718

Charter hire expense for Navios Holdings chartered-in vessels amounted to $112,536, $113,550 and $150,715, for the each of the years ended December 31, 2012, 2011 and 2010, respectively. Charter hire expense for logistics business chartered-in vessels amounted to $3,587, $5,910 and $5,359, for the each of the years ended December 31, 2012, 2011 and 2010, respectively.
Rent expense for office space amounted to $2,267, $2,229, and $2,115 for each of the years ended December 31, 2012, 2011 and 2010, respectively.
On January 2, 2006, the Company relocated its headquarters to leased premises in Piraeus, Greece, under an eleven-year lease expiring in 2017. On October 31, 2007, the Company entered into a 12-year lease agreement for additional space for its offices in Piraeus and the lease agreement expires in 2019. On October 29, 2010, the existing lease agreement for its offices in Piraeus was amended to reduce the amount of space leased. On July 1, 2010, the Company entered into a new contract for the lease of approximately 632 square meters of office space in Antwerp, Belgium that expires in 2019. The Company also leases approximately 11,923 square feet of space at 825 3rd Avenue, New York pursuant to a lease that expires in 2019. The Company also leases office space in Monaco pursuant to a lease that expires on June 2015. Navios Logistics' subsidiaries lease various premises in Argentina and Paraguay that expire on various dates through 2013. The above table incorporates the lease commitments on all offices as disclosed above.

Chartered-out:
The future minimum revenue, net of commissions, (i) for drybulk vessels, expected to be earned on non-cancelable time charters and (ii) for the Company's logistics business, expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in Navios Logistics' ports, are as follows:

	Drybulk vessels	Logistics business
2013	$107,906	$141,009
2014	34,331	91,724
2015	19,721	69,002
2016	19,775	49,714
2017	19,721	11,505
2018 and thereafter	58,810	794
Total minimum revenue, net of commissions	$260,264	$363,748

Revenues from time charters are not generally received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.